Subsequent Events - Additional Information (Details) - Subsequent Event $ / shares in Units, $ in Millions	Mar. 28, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Business Combination Consideration Transferred1	$ 100.0
Cash paid, net of cash acquired	30.0
Fair value of common stock issued	$ 70.0
Minimum
Subsequent Event [Line Items]
Weighted average price per share | $ / shares	$ 5.00
Maximum
Subsequent Event [Line Items]
Weighted average price per share | $ / shares	$ 9.00